Schedule of share based compensation expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 232,768	€ 415,433
Unrecognized expense	747,043	1,471,743
Research and Development Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	37,173	36,718
Research and Development Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total
General and Administrative Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	114,219	298,333
General and Administrative Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 81,376	€ 80,381